Business combinations - Cash Outflow From Current and Past acquisitions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business combinations
Total purchase consideration	£ 261	£ 4,369
Equity interests of acquirer		(3,023)
Consideration payable in future periods	(58)	(45)
Purchase consideration paid in cash	203	1,301
Cash and cash equivalents in acquired companies and businesses	(8)	(322)
Cash outflow on current period acquisitions	195	979
Deferred and contingent consideration paid	47	39
Cash outflow on current and past acquisitions	£ 242	1,018	£ 463
Terminix Global Holdings, Inc
Business combinations
Total purchase consideration		4,110
Equity interests of acquirer		(3,023)
Purchase consideration paid in cash		1,087
Cash and cash equivalents in acquired companies and businesses		(313)
Cash outflow on current period acquisitions		774
Cash outflow on current and past acquisitions		774
Individually immaterial acquisitions
Business combinations
Total purchase consideration		259
Consideration payable in future periods		(45)
Purchase consideration paid in cash		214
Cash and cash equivalents in acquired companies and businesses		(9)
Cash outflow on current period acquisitions		205
Deferred and contingent consideration paid		39
Cash outflow on current and past acquisitions		£ 244